Statement of Changes in Net Assets Available for Benefits - EBP 034	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Net appreciation in fair value of investments	$ 2,323,441
Interest and dividends	172,558
Total investment income	2,495,999
Additions to Net Assets
Interest on notes receivable from participants	79,729
Contributions:
Participant contributions	1,410,789
Employer contributions	805,673
Rollover contributions	113,276
Total contributions	2,329,738
Total additions to net assets	4,905,466
Deductions from Net Assets
Distributions to participants	(2,201,197)
Administrative expenses	(61,158)
Total deductions from net assets	(2,262,355)
Net increase before transfers of assets from this plan	2,643,111
Net transfers of assets from this plan (Note 1)	(270,832)
Beginning of year	22,906,167
End of year	$ 25,278,446